Stockholders' equity: (Details 2) (USD $)	0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended						0 Months Ended	12 Months Ended					0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 18, 2009	Jun. 30, 2013	Sep. 30, 2013 [RedeemableConvertiblePreferredStockSeriesAMember]	Jun. 30, 2013 [RedeemableConvertiblePreferredStockSeriesAMember]	Jun. 30, 2012 [RedeemableConvertiblePreferredStockSeriesAMember]	Mar. 16, 2010 [LangtryMineralAndDevelopmentLLCMember]	Mar. 16, 2010 [LangtryMineralAndDevelopmentLLCMember] [RedeemableConvertiblePreferredStockSeriesAMember]	Sep. 30, 2013 [LangtryMineralAndDevelopmentLLCMember] [RedeemableConvertiblePreferredStockSeriesAMember]	Sep. 30, 2013 [RevolvingCreditFacilityMember] [OriginalAgreementMember]	Mar. 05, 2007 [RevolvingCreditFacilityMember] [OriginalAgreementMember]	Dec. 18, 2009 [RevolvingCreditFacilityMember] [SecondAmendmentToAgreementMember]	Dec. 18, 2009 [RevolvingCreditFacilityMember] [SecondAmendmentToAgreementMember] [MaximumMember]	Aug. 30, 2010 [RevolvingCreditFacilityMember] [ThirdAmendmentToAgreementMember]	Mar. 05, 2007 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Jun. 30, 2013 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Sep. 30, 2013 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Mar. 31, 2013 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Dec. 31, 2012 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Mar. 05, 2007 [WellsFargoCreditAgreementMember] [OriginalAgreementMember] [MaximumMember]	Dec. 18, 2009 [WellsFargoCreditAgreementMember] [SecondAmendmentToAgreementMember]	Dec. 31, 2012 [WellsFargoCreditAgreementMember] [SecondAmendmentToAgreementMember]	Dec. 18, 2009 [WellsFargoCreditAgreementMember] [SecondAmendmentToAgreementMember] [MaximumMember]	Aug. 30, 2010 [WellsFargoCreditAgreementMember] [ThirdAmendmentToAgreementMember]	Dec. 31, 2012 [WellsFargoCreditAgreementMember] [ThirdAmendmentToAgreementMember]	Aug. 30, 2010 [WellsFargoCreditAgreementMember] [ThirdAmendmentToAgreementMember] [MaximumMember]	Mar. 28, 2013 [WellsFargoCreditAgreementMember] [FourthAmendmentToAgreementMember]	Jun. 30, 2013 [WellsFargoCreditAgreementMember] [FourthAmendmentToAgreementMember]	Jun. 18, 2012 [WellsFargoCreditAgreementMember] [FourthAmendmentToAgreementMember]	Jun. 30, 2013 [ConvertibleDebtMember]	Mar. 05, 2007 [ConvertibleDebtMember] [OriginalAgreementMember]	Jun. 30, 2013 [ConvertibleDebtMember] [SecondAmendmentToAgreementMember]	Dec. 18, 2009 [ConvertibleDebtMember] [SecondAmendmentToAgreementMember]	Aug. 30, 2010 [ConvertibleDebtMember] [ThirdAmendmentToAgreementMember]	Mar. 16, 2010 [ChiefExecutiveOfficerMember] [TaurenAndLangtryMember]	Feb. 23, 2009 [SubscriptionAndRegistrationRightsAgreementsMember]	Aug. 31, 2009 [SubscriptionAndRegistrationRightsAgreementsMember]	Jun. 30, 2011 [SubscriptionAndRegistrationRightsAgreementsMember]	Sep. 30, 2013 [SubscriptionAndRegistrationRightsAgreementsMember]	Jun. 30, 2013 [SubscriptionAndRegistrationRightsAgreementsMember]	Jun. 30, 2013 [SubscriptionAndRegistrationRightsAgreementsMember] [EquityIssuedOn18August2009Member] investor	Jun. 30, 2013 [SubscriptionAndRegistrationRightsAgreementsMember] [EquityIssuedOn26August2009Member] investor
Stockholders' equity
Shares issued						10,350,000		2,355																											2,104,001					804,000	1,300,001
Expiration period of warrants														5 years
Number of common stock shares for which warrants are issued																8,500,000			2,500,000			5,000,000			1,000,000		8,500,000								1,052,000			787,294		402,000	650,000
Exercise price of warrants (in dollars per share)														$ 0.9911		$ 0.20	$ 0.20	$ 0.20		$ 0.9911	$ 0.20		$ 1.00	$ 0.20			$ 0.20											$ 0.8389	$ 0.85
Warrants exercised (in shares)															0																						264,706
Consideration paid by investors for common stock and warrants																																				$ 1,788,400				$ 683,400	$ 1,105,001
Warrants outstanding (in shares)																																							787,294
Revolving credit facility									25,865,110	20,000,000		40,000,000	30,000,000
Convertible term loan, principal amount																													5,000,000	5,000,000		5,000,000	5,000,000
Number of common shares into which term loan may be converted																														5,044,900	5,000,000
Conversion price (in dollars per share)																											$ 0.20			$ 0.9911
Increase in additional paid-in capital due to value assigned to the warrants		902,161												1,314,289						8,031,896			516,882
Credit to full cost pool for oil and gas properties due to value assigned to net profits interest														213,148
Borrowing base under the revolving credit facility											25,000,000
Interest rate basis														prime rate						prime rate			prime rate
Interest rate spread over basis (as a percent)														2.00%						2.00%			2.00%
Number of common stock shares for which the expiration date of outstanding warrants is extended	2,500,000																			2,500,000
Debt and warrants issuance costs																				50,000			100,000			260,000
Debt issuance costs capitalized and amortized over the term of debt																							89,451
Debt discounts recognized																				13,955,198			527,430				902,161
Number of investors acquiring stock and warrants																																								4	6
Payments of broker-dealer commissions																																				59,500
Reduction in borrowing capacity as a percentage of total amount of cash or other readily available funds received																												75.00%
Royalty interest in leasehold rights conveyed as consideration for drilling credits (as a percent)																																		2.00%
Preferred stock, stated value							$ 10,350,000
Preferred stock Series A, conversion price (in dollars per share)							$ 1.20
Conversion term of convertible preferred stock							5 years
Dividend rate (as a percent)			8.00%	8.00%	8.00%		8.00%
Redemption price as percentage over original issue price							20.00%